RESTRICTED CASH (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash [Line Items]
Restricted cash	$ 1,474	$ 3,216
Held as collateral for its corporate credit cards [Member]
Restricted Cash [Line Items]
Restricted cash	144	144
Held by wholly-owned subsidiaries of the Company [Member]
Restricted Cash [Line Items]
Restricted cash	$ 1,330	$ 1,572